Organization and Principal Activities - Schedule of Financial Information of VIE and Its Subsidiaries and Schools (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 48,497		¥ 256,763	¥ 778,006	$ 7,432
Prepaid expenses and other current assets	141,894		117,148		21,746
Total current assets	942,992		927,992		144,519
Total assets	4,617,594		4,707,055		707,676
Total current liabilities	3,144,353		3,308,361		481,893
Total liabilities	4,198,471		4,446,997		$ 643,444
Net revenues	2,903,915	$ 445,044	3,103,958	2,228,117
Net (loss) income	(36,660)	(5,618)	(519,634)	(833,409)
Net cash (used in) generated from operating activities	(203,330)	(31,161)	24,684	(92,905)
Net cash used in investing activities	(84,316)	(12,922)	(411,309)	(156,917)
Net cash generated from (used in) financing activities	256,246	$ 39,270	204,246	831,506
VIE and Subsidiaries and Schools
Variable Interest Entity [Line Items]
Cash and cash equivalents	37,843		238,907
Prepaid expenses and other current assets	78,425		88,571
Total current assets	147,148		340,789
Total assets	3,264,946		3,569,949
Total current liabilities	2,762,722		3,035,344
Total liabilities	3,513,374		3,914,723
Net revenues	2,897,010		3,094,044	2,219,638
Net (loss) income	149,378		(31,712)	(254,754)
Net cash (used in) generated from operating activities	(49,168)		142,437	(81,041)
Net cash used in investing activities	(54,383)		(219,186)	(156,917)
Net cash generated from (used in) financing activities	¥ (82,301)		¥ 83,361	¥ 20,505